Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The following table presents the placement in the fair value hierarchy of liabilities measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
June 30, 2016:
May 2015 Warrants	$329	$—	$—	$329
December 31, 2015:
May 2015 Warrants	$416	$—	$—	$416
Conversion feature	$1	$—	$—	$1
The Company measures its derivative liabilities at fair value. The May 2015 Warrants were classified within Level 3 because they were valued using the Black-Scholes-Merton model, which utilizes significant inputs that are unobservable in the market. They are recorded as derivative warrant liabilities as they are freestanding instruments and there are several features within the warrants that may require the Company to cash settle or partially cash settle. In particular, the Company may have to cash settle, partially cash settle, or make cash payments to the Investors including cash settlement upon exercise when insufficient shares are authorized to be issued, and that the Company is obligated to issue registered shares when the warrants are exercised. The derivative warrant liabilities are initially measured at fair value and marked to market at each balance sheet date.
In addition to the above, the Company’s financial instruments as of June 30, 2016 and December 31, 2015 consisted of cash, cash equivalents, receivables, accounts payable, deposits and Notes. The carrying amounts of all the aforementioned financial instruments approximate fair value because of the short-term maturities of these instruments.
The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the six-month period ended June 30, 2016:

	May 2015 Warrants	Conversion feature
December 31, 2015	$416	$1
Decrease in fair value of the warrants and conversion feature	(368)	(1)
Increase in fair value as a result of debt modification	281	—
June 30, 2016	$329	$—

Valuation processes for Level 3 Fair Value Measurements

Fair value measurement of the derivative warrant liabilities falls within Level 3 of the fair value hierarchy. The fair value measurements are evaluated by management to ensure that changes are consistent with expectations of management based upon the sensitivity and nature of the inputs.
June 30, 2016:

Description	Valuation technique	Unobservable inputs	Range
May 2015 Warrants	Black-Scholes-Merton	Volatility	59.55%
		Risk-free interest rate	0.88%
		Expected term, in years	3.84
		Dividend yield	0.00%
December 31, 2015:

Description	Valuation technique	Unobservable inputs	Range
Conversion feature	Monte-Carlo model	Volatility	82.46%
		Risk free interest rate	0.46%
		Expected term, in years	0.51
		Conversion price	$10.00
May 2015 Warrants	Black-Scholes-Merton	Volatility	79.13%
		Risk free interest rate	1.68%
		Expected term, in years	4.34
		Dividend yield	0.00%

Sensitivity of Level 3 measurements to changes in significant unobservable inputs

The inputs to estimate the fair value of the Company’s derivative warrant liabilities and conversion feature were the current market price of the Company’s common stock, the exercise price of the warrants and conversion feature, their remaining expected term, the volatility of the Company’s common stock price and the risk-free interest rate over the expected term. Significant changes in any of those inputs in isolation can result in a significant change in the fair value measurement.
Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the warrants and conversion feature would each result in a directionally similar change in the estimated fair value of the Company’s warrants. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate or a decrease in the differential between the warrants’ and conversion feature’s exercise prices and the market price of the Company’s shares of common stock would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock, and as such, there is no change in the estimated fair value of the warrants and conversion feature due to the dividend assumption.
The following table presents the placement in the fair value hierarchy of intangible assets measured at fair value on a non-recurring basis as of June 30, 2016 due to impairment. There was no impairment of intangible assets for the period ended December 31, 2015 and, as such, no fair value measurement was performed:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
June 30, 2016:
Patents	$1,472	$—	$—	$1,472
During the six-month period ended June 30, 2016, the Company recorded a noncash impairment charge of $11,937 to reduce the net carrying value of its patent assets to its estimated fair value of $1,526. Following the impairment charge, the net carrying value of the patent assets was reduced to $1,472 as of June 30, 2016 due to additional amortization expense during the period. The fair value of these assets were classified as Level 3 of the fair value hierarchy using an income-based approach.

Note 10. Fair Value Measurements

The following table presents the placement in the fair value hierarchy of liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2015:
May 2015 Warrants	$416	$—	$—	$416
Conversion feature	$1	$—	$—	$1
December 31, 2014:
Conversion Warrants, the derivative Reload Warrants and the derivative Series 1 Warrants	$175	$—	$—	$175
The Company measures its derivative liabilities at fair value. The Conversion Warrants, the derivative Reload Warrants and the derivative Series 1 Warrants were classified within Level 3 because they were valued using the Black-Scholes-Merton and the Monte-Carlo models, as these warrants included down-round protection clauses, which utilize significant inputs that are unobservable in the market. On January 1, 2015, the down-round protection clauses associated with all of the Company’s outstanding derivative warrant liabilities expired and, as a result, these warrants no longer meet the criteria for liability classification. As such, the related liabilities were revalued as of January 1, 2015 and the balance of $175, which was comprised of long-term derivative warrant liabilities of $174 and short-term derivative warrant liabilities of $1, was reclassified to equity.
The May 2015 Warrants were classified within Level 3 because they were valued using the Black-Sholes-Merton model, which utilizes significant inputs that are unobservable in the market. They are recorded as derivative warrant liabilities as they are freestanding instruments and there are several features within the warrants that may require the Company to cash settle or partially cash settle. In particular, the Company may have to cash settle, partially cash settle, or make cash payments to the holders including cash settlement upon exercise when insufficient shares are authorized to be issued, and that the Company is obligated to issue registered shares when the warrants are exercised. The derivative warrant liabilities are initially measured at fair value and marked to market at each balance sheet date.
The conversion feature was classified within Level 3 because it was valued using the Monte-Carlo model, which utilizes significant inputs that are unobservable in the market. The embedded conversion feature derivatives relate to the conversion option, redemption in case of an event of default, and redemption in the case of a change in control features of the Notes. The conversion feature was separated from the host debt contract and accounted for as a derivative instrument because the feature is not clearly and closely related to the debt host and a separate instrument with the same terms as the embedded derivative would be a derivative instrument.
In addition to the above, the Company’s financial instruments as of December 31, 2015 and 2014 consisted of cash, cash equivalents, receivables, accounts payable, deposits and Notes. The carrying amounts of all the aforementioned financial instruments approximate fair value because of the short-term maturities of these instruments.
The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2015:

	Conversion Warrants, the derivative Reload Warrants and the derivative Series 1 Warrants	May 2015 Warrants	Conversion feature
December 31, 2014	$175	$—	$—
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants	(175)	—	—
Issuance of Notes and May 2015 Warrants	—	1,717	1,244
Gain on revaluation of warrants and conversion feature	—	(1,301)	(1,243)
December 31, 2015	$—	$416	$1
During August 2015, the holders of the Notes accelerated six principal installments in exchange for common stock as permitted under the securities purchase agreement. The debt is now expected to mature in July 2016. These events resulted in a significant decline in the value of the conversion feature between May 4, 2015 and December 31, 2015, which resulted in a concurrent gain on the revaluation of the conversion feature.

Valuation processes for Level 3 Fair Value Measurements

Fair value measurement of the derivative warrant liabilities falls within Level 3 of the fair value hierarchy. The fair value measurements are evaluated by management to ensure that changes are consistent with expectations of management based upon the sensitivity and nature of the inputs.
December 31, 2015:

Description	Valuation technique	Unobservable inputs	Range
Conversion feature	Monte-Carlo model	Volatility	82.46%
		Risk free interest rate	0.46%
		Expected term, in years	0.51
		Conversion price	$10.00
May 2015 Warrants	Black-Scholes-Merton	Volatility	79.13%
		Risk free interest rate	1.68%
		Expected term, in years	4.34
		Dividend yield	0.00%
December 31, 2014:

Description	Valuation technique	Unobservable inputs	Range
Conversion Warrants, derivative Reload	Black-Scholes-Merton and the Monte-Carlo models	Volatility	56.55% – 77.06%
Warrants and derivative Series 1 Warrants		Risk free interest rate	0.13% – 0.87%
		Expected term, in years	0.48 – 2.55
		Dividend yield	0%

Sensitivity of Level 3 measurements to changes in significant unobservable inputs

The inputs to estimate the fair value of the Company’s derivative warrant liabilities and conversion feature were the current market price of the Company’s common stock, the exercise price of the warrants and conversion feature, their remaining expected term, the volatility of the Company’s common stock price and the risk-free interest rate over the expected term. Significant changes in any of those inputs in isolation can result in a significant change in the fair value measurement.
Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the warrants and conversion feature would each result in a directionally similar change in the estimated fair value of the Company’s warrants. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate or a decrease in the differential between the warrants’ and conversion feature’s exercise prices and the market price of the Company’s shares of common stock would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock, and as such, there is no change in the estimated fair value of the warrants and conversion feature due to the dividend assumption.